Segments of Operations (Details) - Schedule of property and equipment by geography - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Segments of Operations (Details) - Schedule of property and equipment by geography [Line Items]
Property and Equipment	$ 37,435	$ 14,020
Israel [Member]
Segments of Operations (Details) - Schedule of property and equipment by geography [Line Items]
Property and Equipment	3,381	2,065
South Korea [Member]
Segments of Operations (Details) - Schedule of property and equipment by geography [Line Items]
Property and Equipment	33,836	11,675
Unites States [Member]
Segments of Operations (Details) - Schedule of property and equipment by geography [Line Items]
Property and Equipment	22
Japan [Member]
Segments of Operations (Details) - Schedule of property and equipment by geography [Line Items]
Property and Equipment	$ 196	$ 280